Warrants (Fair Value of Warrants is Estimated Using Black-Scholes Option Pricing Model) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
September 2013 Warrant [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 2.50	$ 2.50
Expected term (years)	3 years 8 months 19 days	4 years 8 months 19 days
Volatility %	75.60%	71.97%
Risk-free rate %	1.30%	1.61%
December 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 1.90	$ 1.90
Expected term (years)	2 years 11 months 23 days	3 years 11 months 23 days
Volatility %	76.85%	71.38%
Risk-free rate %	1.09%	1.25%
April 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 0.65	$ 0.65
Expected term (years)	2 years 3 months 22 days	3 years 3 months 22 days
Volatility %	78.24%	71.71%
Risk-free rate %	0.80%	0.93%
March 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 0.65	$ 0.65
Expected term (years)	1 year 2 months 5 days	2 years 2 months 5 days
Volatility %	77.38%	73.45%
Risk-free rate %	0.32%	0.45%
March 2010 Warrants [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 2.15	$ 2.15
Expected term (years)	1 year 2 months 27 days	2 years 2 months 27 days
Volatility %	77.12%	73.36%
Risk-free rate %	0.35%	0.47%
August 2009 Warrants [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 4.50	$ 4.50
Expected term (years)	0 years	7 months 2 days
Volatility %	0.00%	66.85%
Risk-free rate %	0.00%	0.11%